Equity (Schedule of Stock Option Activity) (Details)	6 Months Ended
Jun. 30, 2020 $ / shares shares
Number of Options
Options outstanding as of January 1, 2020 | shares	1,961,532
Granted | shares	360,000
Exercised | shares	(2,237)
Forfeited | shares	(76,753)
Options outstanding as of June 30, 2020 | shares	2,242,542
Options exercisable as of June 30, 2020 | shares	1,732,704
Weighted Average Exercise Price
Options outstanding as of January 1, 2020 | $ / shares	$ 31.16
Granted | $ / shares	17.10
Exercised | $ / shares	8.09
Forfeited | $ / shares	28.74
Options outstanding as of June 30, 2020 | $ / shares	29.01
Options exercisable as of June 30, 2020 | $ / shares	$ 32.24